BUSINESS DESCRIPTION AND NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
BUSINESS DESCRIPTION AND NATURE OF OPERATIONS

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS

NATURE OF OPERATIONS

Corporate History

Eva Live Inc. (the “Company”) was incorporated under the laws of the State of Nevada on August 27, 2002, as International Pit Boss Gaming, Inc. On October 1, 2002, the Company merged with Pro Roads Systems, Inc., a Florida corporation and a public shell company listed on the Pink Sheets. Pro Roads Systems, Inc. had no operations before the merger. The purpose of the merger was to change the Company’s domicile from Florida to Nevada. From its inception to 2006, the Company designed and developed software for the gaming industry. The Company changed its name on February 14, 2006, to Logo Industries Corporation and, on November 18, 2008, to Malwin Ventures Inc. On February 11, 2014, the Company announced negotiations with Impact Future Media LLC, and its President/Founder, Francois Garcia, acquired 100% of Impact Future Media LLC and its media and entertainment assets. The Company announced the closing of this transaction on March 25, 2014. From March 2014 to September 28, 2021, the Company was involved in the entertainment, publishing, and interactive industries.

The Company’s year-end is December 31.

Current Operations

We execute our business through the Eva Platform, which is based on Artificial Intelligence (AI), to match advertising campaigns with specific ad spots one at a time. Our system creates conversion mapping tables that enable us to increase conversion rates by analyzing trends with optimized historical conversion rates and further capitalizing on and improving those rates. We leverage “big data,” an accumulation of data that is too large and complex for traditional database management tools to process. As more companies strive to leverage big data for informed business decisions, we have developed automated tools that analyze the data and provide relevant information to our decision logic. We have designed our solution to optimize brand campaigns to create brand awareness and direct response campaigns with a fixed conversion point.

Since September 28, 2021, the Company has operated at the junction of digital marketing and media monetization. We enhance market awareness for companies and brands by delivering best-in-class digital marketing and monetization services on the Internet. Our typical customers are advertising agencies (classified under SIC 7319) and businesses across various industries that seek to market their products and services using our platform, including media companies, financial institutions, and other retail entities. Most of our customers are from North America, primarily the United States and Canada. As of September 30, 2025, and December 31, 2024, we had eleven (11) and six (6) customers, primarily from North America. The top three customers accounted for 88% and 85% of the receivables as of September 30, 2025, and December 31, 2024, respectively. Our Company’s financial health is highly dependent on these top customers. If any of them were to significantly reduce their spending or cease doing business with the Company, it could have a major impact on your revenue and overall financial health. These clients utilize our platform to advertise with media outlets and participate in media buying services, including acquiring online traffic through the Eva Platform. We also work with businesses (as described under NAICS 541810) that utilize our in-house digital marketing capabilities, including advice, creative services, account management, production of advertising materials, media planning, and buying (i.e., placing advertisements).

In November 2020, the Company completed the development of the Eva XML Platform (“Platform”), which buys traffic from various sources and sells it to landing pages that display advertising via XML feeds. A price discrepancy exists between buying traffic on display and native platforms for specific keywords in an ad campaign and the XML search feeds. The Eval XML Platform manages the entire ad-buying/selling process by integrating with Google, Microsoft, Taboola, Revcontent, Gemini, and Facebook. The Eva XML Platform creates thousands of ads with the push of a button. The Eva XML Platform manages spending based on keyword performance in the ad campaign to maximize arbitrage revenue.

The Company earns revenues from advertisers by signing purchase or insertion orders based on Standard Terms and Conditions for Internet Advertising for Media Buys One Year or Less, Version 3.0, as defined in 4’s/IAB. We intend to offer media companies and advertising agencies a standard for conducting mutually acceptable business, based on specific terms and conditions. When incorporated into an insertion order, this protocol represents the shared understanding of the Company and its customers regarding the conduct of business. The Company may also sign additional documents to cover sponsorships and other arrangements involving content association, integration, and special production. The Company considers an insertion order with its customers to be a binding contract with the customer, or other similar documentation, reflecting the terms and conditions under which it provides products or services. As a result, the Company considers the insertion order persuasive evidence of an arrangement. Each insertion is specific to the customer, defines each party’s fee schedule, duties, and responsibilities, and is governed by 4’s/IAB Version 3.0 for renewal and termination terms, confidentiality agreement, dispute resolution, and other clauses necessary for such a contract.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (continued)

We adhere to the Interactive Advertising Bureau (IAB) and the American Association of Advertising Agencies (4A’s) standard terms and conditions for internet advertising, applicable to media buys of one year or less. We execute Insertion Orders (IOs) with our customers, formal contractual documents used in advertising. It outlines the specifics of an advertising campaign a client has agreed to run with an advertising sales agency or a publisher. It serves as a purchase order but for media space or time slots, and its primary function is to specify the obligations of all parties involved. We comply with the IO, including all Ad placement restrictions, and provide Ads to the Site specified on the IO when an Internet user visits such a Site. We sent the initial invoice upon completion of the first month’s delivery or within 30 days of completion of the IO, whichever is earlier. Our customers will make payment 30 days from receipt of the invoice, or as otherwise stated in a payment schedule set forth on the invoice of purchase (IO). We hold customers liable for payments solely to the extent that the proceeds have cleared from the Advertiser to the Agency for Ads placed following the IO. We provide reports at least weekly, either electronically or in writing, unless otherwise specified in the IO. Our customers may cancel the entire IO, or any portion thereof, as follows:

●	With 14 days prior written notice to us, without penalty, for any guaranteed Deliverable, including, but not limited to, CPM (cost per thousand impressions) Deliverables.
●	With eleven (11) days prior written notice to us, without penalty, for any non-guaranteed Deliverable, including, but not limited to, CPC (cost per clicks) Deliverables, CPL (cost per leads) Deliverables, or CPA (cost per acquisition) Deliverables, as well as some non-guaranteed CPM Deliverables.
●	With 30 days’ prior written notice to us, without penalty, for any flat fee-based or fixed-placement Deliverables.
●	Either party may terminate an IO at any time if the other party is in material breach of its obligations under this agreement, which breach is not cured within ten days after receipt of written notice thereof from the non-breaching party.

Our contract includes other standard terms and conditions, including, but not limited to, force majeure, indemnification, limitation of liability, non-disclosure, data usage and ownership, privacy, laws, third-party ad serving and tracking (applicable if a third-party ad server is used), and other legally binding clauses.

The Company also owns the Eva XML Platform, which purchases traffic from various sources and sells it to landing pages that display advertising via XML feeds. A price discrepancy exists between buying traffic on display and native platforms for specific keywords in an ad campaign and the XML search feeds. The Eval XML Platform manages the entire ad buying and selling process by integrating with Google, Microsoft, Taboola, Revcontent, Gemini, and Facebook. It enables the creation of thousands of ads with a single click. The Eva XML Platform manages spending based on keyword performance in the ad campaign to maximize arbitrage revenue.

Russia – Ukraine Conflict

The geopolitical situation in Eastern Europe intensified on February 24, 2022, with Russia’s invasion of Ukraine. The war between the two countries continues to evolve as military activity continues. The United States and certain European countries have imposed additional sanctions on Russia and specific individuals. The Company has no operational exposure in the region affected by war. As of the date of this report, there have been no disruptions to our operations.

AdFlare Acquisition

On July 13, 2022, the Company entered into a Share Exchange Agreement (“AdFlare SEA”) with AdFlare Limited, a company duly formed under the laws of Ireland (Reg. Number: 714192) (“AdFlare”), and the shareholders of AdFlare, Phil Aspin, an individual and Stephen Adds, an individual (collectively, the “Shareholders”) whereby the Company acquired One Hundred (100%) percent of the issued and outstanding shares of AdFlare in exchange for 125,000 shares of the Company’s restricted common stock valued at $1,500,000 using the discounted cash flow methodology. Mr. Phil Aspin, co-founder of AdFlare, has served as a member of the Company’s Board of Directors since September 28, 2021, before AdFlare SEA. The Company performed a Goodwill Impairment Analysis as of December 31, 2022, resulting in a carrying value of Goodwill of $1,500,000 as of that date. The fair market value of the implied Goodwill is approximately $0, which is less than the carrying value, and thus, the impairment as of December 31, 2022, is $1,500,000.

AdFlare, a wholly owned subsidiary of the Company, is a leader in the specialized field of “header bidding,” with a deep contextual understanding of a wide array of ad technologies spanning search, display, and video across mobile and desktop, providing solutions to help all publishers drive revenue. Header bidding, also known as advanced or pre-bidding, is a technology that enables publishers to simultaneously offer their inventory to multiple ad exchanges, advertisers, and agencies. The idea is that by allowing multiple buyers to bid on the same inventory simultaneously in real time, there is greater competition, driving up auction pressure and increasing the chance of serving each impression at a higher Cost Per Mille rate (“CPM rate”), thereby capturing additional revenue. AdFlare has a track record of delivering over 1 billion ad impressions per month and increasing Google AdX revenue by over 30% compared to Google AdSense CPM, with an average fill rate of 99.9% in the US market.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (continued)

Our Revenue Model

We can generate revenues as a principal-based or an agency-based service provider. Currently, we generate revenues through a principal-based model.

Under the principal-based agency, the Company takes the principal position in the contract. The Company uses its Eva Platform to buy media (advertising inventory) directly from the media sellers. The Company repackages the advertising inventory for sale to clients. The Company also performs other advertising and branding services for the client, including developing landing pages, websites, widget designs, and banners. The Company receives the Ad Spend or a marketing budget from the client to perform such services. In some instances, these services are performed non-disclosed, meaning the client does not know what the Company paid for the media space, time, or development. The Company recognizes the client’s total Ad Spend as its revenue.

Under the agency-based model, the Company acts as the client’s agent, negotiating deals with media sellers. The client is responsible for paying the media sellers directly or for paying the Company, which then pays the media sellers on behalf of the client. Under the agency-based model, the Company earns revenue by charging clients a platform fee based on a percentage of the client’s total ad spend (Ad Spend) on advertising purchases from the Advertising Inventory Supplier (seller). We keep a portion of that advertising spend as a fee and remit the remainder to the seller. The Company has no leverage to control the seller’s inventory costs before the client’s purchase. The platform fee we intend to charge clients is a percentage of their purchases made through our platform, similar to a commission. The platform fee is not contingent on the results of an advertising campaign.

We recognize revenue upon fulfilling our contractual obligations with a complete transaction, subject to satisfying all other revenue recognition criteria.

Reverse Capitalization

On September 28, 2021 (the ‘Acquisition Date’), the Company merged into EvaMedia Corp. (‘EvaMedia). Upon completion of the reverse merger, the Company acquired all issued and outstanding shares of EvaMedia’s capital stock. As a result, the Company issued 27,548,044 (110,192,177 pre-split) shares of its common stock to EvaMedia shareholders, and immediately following the Acquisition, 27,792,381 (111,169,525 pre-split) shares of common stock were issued and outstanding. As a result, EvaMedia’s shareholders control 99.12% of the issued and outstanding shares of the Company on a fully diluted basis. Following the Acquisition, David Boulette of EvaMedia became the company’s CEO, director, and controlling shareholder. He appointed two additional board members from EvaMedia, Phil Aspin and Darly Walser. Terry Fields remained the only board member of the company.

We determine EvaMedia an accounting acquirer based on the following facts: (i) after the reverse merger, former shareholders of EvaMedia held a majority of the voting interest of the combined company; (ii) former Board of Directors of EvaMedia possess majority control of the Board of Directors of the combined company; (iii) members of the management of EvaMedia are responsible for the management of the combined company. As such, we have treated the financial statements of EvaMedia as the historical financial statements of the combined company. Additionally, EvaMedia’s relative size, measured by assets and revenues, is significantly larger than the Company’s.

We have identified the Company as the legal acquirer, as it is the entity that issued securities. Comparatively, we have identified EvaMedia as the legal acquiree, the entity whose equity interests are acquired.

Following the SEC’s order regarding BF Borgers CPA in May 2024, the Company reevaluated the significant transaction as a reverse capitalization rather than a reverse acquisition. On September 28, 2021 (the ‘Acquisition Date’), the Company entered a reverse capitalization transaction (Acquisition) with EvaMedia Corp. (EvaMedia). As per SEC 7050 – Reverse Mergers, a reverse recapitalization is a transaction in which a shell company (as defined in Exchange Act Rule 12b-2) issues its equity interests to acquire an operating company. Reverse recapitalization is accounted for as a capital transaction equivalent to the operating company (i.e., the accounting acquirer, EvaMedia) issuing its equity for the net assets of the shell company (the Company), followed by recapitalization. A reverse recapitalization is not accounted for as a business combination because the shell company is not a business. Since reverse recapitalization is not accounted for as a business combination, no goodwill would be recorded. Therefore, we have eliminated goodwill of $2,010,606 as of December 31, 2024. Rather, any excess of the fair value of the shares issued by the operating company over the value of the net monetary assets of the shell company is recognized as a reduction to the shell company’s equity. In a reverse recapitalization, the legal acquirer/issuer is typically a shell company known as the Company.

Change of Auditors

On April 03, 2025, the Board of Directors of Eva Live Inc. approved the dismissal of Olayinka Oyebola & Co. (“Olayinka”) as its independent registered public accounting firm for the fiscal year ending 2023 and 2024 due to recent changes in Olayinka’s status by OTC Markets Group as a Prohibited Service Provider. Olayinka was only retained by the Company for less than a month, and no reports were filed with the SEC.

On April 3, 2025, the Company engaged Lao Professionals (“LAO”) as its independent registered public accounting firm for the fiscal years ending December 31, 2023, and 2024. The selection of LAO was based on its ability to meet the Company’s reporting requirements and its alignment with the Company’s needs.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS

NATURE OF OPERATIONS

Background

Eva Live Inc. (the “Company”) was incorporated under the laws of the State of Nevada on August 27, 2002, as International Pit Boss Gaming, Inc. On October 1, 2002, the Company merged with Pro Roads Systems, Inc. (a Florida corporation), a public shell company traded on the pink sheets. Pro Roads Systems, Inc. had no operations before the merger. The purpose of the merger was to change the Company’s domicile from Florida to Nevada. From its inception to 2006, the Company designed and developed software for the gaming industry. The Company changed its name on February 14, 2006, to Logo Industries Corporation and, on November 18, 2008, to Malwin Ventures Inc. On February 11, 2014, the Company announced negotiations with Impact Future Media LLC, and their President/Founder, Francois Garcia, acquired 100% of Impact Future Media LLC and its media and entertainment assets. The Company announced the closing of this transaction on March 25, 2014. From March 2014 to September 28, 2021, the Company was involved in the entertainment, publishing, and interactive industry.

The Company’s year-end is December 31.

Current Operations

We execute our business through Eva Platform based on Artificial Intelligence, or AI, to match advertising campaigns to specific ad spots one at a time. Our system creates conversion mapping tables that allow us to increase conversion rates by analyzing those trends with optimized historical conversion rates and further capitalizing on and improving those rates. We leverage “big data,” an accumulation of data that is too large and complex for traditional database management tools to process. Since more companies are attempting to leverage big data to make strategic business decisions, we have built automated tools that analyze the data and feed the relevant information into our decision logic. We have designed our solution to optimize brand campaigns to create brand awareness and direct response campaigns with a fixed conversion point.

From September 28, 2021, the Company operates at the junction of digital marketing and media monetization. We enable market awareness of companies and brands by providing best-in-class digital marketing and monetization services on the Internet. Our typical customers are advertising agencies (classified under SIC7319) and businesses in various industries seeking to market their products and services using our platform, including media companies, financial institutions, and other retail entities. Most of our customers are from North America, mainly the US and Canada. For the fiscal year ending December 31, 2024, we had six (6) customers, primarily from North America, compared to seven (7) customers for the fiscal year ending December 31, 2023. The top three customers represent 85% and 93% of revenue for the fiscal year ending December 31, 2024, and 2023. Our company’s financial health is highly dependent on these top customers. If any of them were to significantly reduce their spending or cease doing business with your company, it could have a major impact on your revenue and overall financial health. These clients utilize our platform to advertise with media outlets and participate in media buying services, including acquiring online traffic through the Eva Platform. We also deal with businesses (as described under NAICS 541810) that utilize our in-house digital marketing capabilities, including advice, creative services, account management, production of advertising material, media planning, and buying (i.e., placing advertising).

In November 2020, the Company completed the development of the Eva XML Platform, where the Platform buys traffic from various sources and sells that traffic to landing pages that display advertising via XML feeds. A price discrepancy exists between buying traffic on display and native platforms for specific keywords in an ad campaign and the XML search feeds. The Eval XML Platform manages the entire ad buying/selling process by integrating into Google, Microsoft, Taboola, Revcontent, Gemini, and Facebook. The Eva XML Platform creates thousands of ads with the push of a button. The Eva XML Platform manages the spending depending on the performance of keywords in the ad campaign to maximize the arbitrage revenue.

The Company earns revenues from advertisers by signing purchase or insertion orders based on Standard Terms and Conditions for Internet Advertising for Media Buys One Year or Less, Version 3.0, as defined in 4’s/IAB. We intend to offer media companies and advertising agencies a standard for conducting business acceptable to both parties based on such terms and conditions. When incorporated into an insertion order, this protocol represents the Company and its customers’ shared understanding of doing business. The Company may also sign additional documents to cover sponsorships and other arrangements involving content association, integration, and special production. The Company considers an insertion order with its customers, a binding contract with the customer, or other similar documentation reflecting the terms and conditions under which it provides products or services. As a result, the Company considers the insertion order persuasive evidence of an arrangement. Each insertion is specific to the customer, defines each party’s fee schedule, duties, and responsibilities, and is governed by 4’s/IAB Version 3.0 for renewal and termination terms, confidentiality agreement, dispute resolution, and other clauses necessary for such contract.

We sign the Interactive Advertising Bureau (IAB) and the American Association of Advertising Agencies (4As) standard terms and conditions for internet advertising for media buys one year or less. We execute an Insertion Order (IO) with our customers, a formal, contractual document used in advertising. It outlines the specifics of an advertising campaign a client has agreed to run with an advertising sales agency or a publisher. It serves as a purchase order but for media space or time slots, and its primary function is to specify the obligations of all parties involved. We comply with the IO, including all Ad placement restrictions, and provide Ads to the Site specified on the IO when an Internet user visits such a Site. We sent the initial invoice upon completion of the first month’s delivery or within 30 days of completion of the IO, whichever is earlier. Our customers will make payment 30 days from receipt of the invoice or as otherwise stated in a payment schedule set forth on the IO. We hold customers liable for payments solely to the extent proceeds have cleared from Advertiser to Agency for Ads placed following the IO. We provide reports at least as often as weekly, either electronically or in writing, unless otherwise specified on the IO. Our customers may cancel the entire IO, or any portion thereof, as follows:

●	With 14 days prior written notice to us, without penalty, for any guaranteed Deliverable, including, but not limited to, CPM (cost per thousand impressions) Deliverables.
●	With seven (7) days prior written notice to us, without penalty, for any non-guaranteed Deliverable, including, but not limited to, CPC (cost per clicks) Deliverables, CPL (cost per leads) Deliverables, or CPA (cost per acquisition) Deliverables, as well as some non-guaranteed CPM Deliverables.
●	With 30 days prior written notice to us, without penalty, for any flat fee-based or fixed-placement Deliverables.
●	Either party may terminate an IO at any time if the other party is in material breach of its obligations hereunder, which breach is not cured within ten days after receipt of written notice thereof from the non-breaching party.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (continued)

Our contract includes other standard terms and conditions, including but not limited to – force majeure, indemnification, limitation of liability, non-disclosure, data usage and ownership, privacy and laws, third-party ad serving and tracking (applicable if third-party ad server is used), and other legally binding clauses.

We execute our business through Eva Platform based on Artificial Intelligence, or AI, to match advertising campaigns to specific ad spots one at a time. Our system creates conversion mapping tables that allow us to increase conversion rates by analyzing those trends with optimized historical conversion rates and further capitalizing on and improving those rates. We leverage “big data,” an accumulation of data that is too large and complex for traditional database management tools to process. Since more companies are attempting to leverage big data to make strategic business decisions, we have built automated tools that analyze the data and feed the relevant information into our decision logic. We have designed our solution to optimize brand campaigns to create awareness and direct response campaigns with a fixed conversion point.

The Company also owns the Eva XML Platform, which buys traffic from various sources and sells that traffic to landing pages that display advertising via XML feeds. A price discrepancy exists between buying traffic on display and native platforms for specific keywords in an ad campaign and the XML search feeds. The Eval XML Platform manages the entire ad buying/selling process by integrating into Google, Microsoft, Taboola, Revcontent, Gemini, and Facebook. It allows thousands of ads to be created with the push of a button. The Eva XML Platform manages the spending depending on the performance of keywords in the ad campaign to maximize the arbitrage revenue.

Russia – Ukraine Conflict

The geopolitical situation in Eastern Europe intensified on February 24, 2022, with Russia’s invasion of Ukraine. The war between the two countries continues to evolve as military activity continues. The United States and certain European countries have imposed additional sanctions on Russia and specific individuals. The Company has no operation exposure in the region affected by war. As of the date of this report, there has been no disruption in our operations.

AdFlare Acquisition

In a related party transaction, on July 13, 2022, the Company entered into a Share Exchange Agreement (“AdFlare SEA”) with AdFlare Limited, a company duly formed under the laws of Ireland (Reg. Number: 714192) (“AdFlare”), and the shareholders of AdFlare, Phil Aspin, an individual and Stephen Adds, an individual (collectively, the “Shareholders”) whereby the Company acquired One Hundred (100%) percent of the issued and outstanding shares of AdFlare in exchange for 125,000 shares of the Company’s restricted common stock valued at $1,500,000 using the discounted cash flow methodology. Mr. Phil Aspin, co-founder of AdFlare, has been a member of the Company’s Board of Directors since September 28, 2021. The Company carried out the Goodwill Impairment Analysis as of December 31, 2022, where the carrying value of the Goodwill as of December 31, 2022, is $1,500,000. The fair market value of the implied Goodwill is approximately $0, which is less than the carrying value, and thus, the impairment as of December 31, 2022, is $1,500,000.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (continued)

AdFlare, a wholly-owned subsidiary of the Company, is a leader in the specialized field of “Header Bidding,” with a deep contextual understanding of an array of ad technologies spanning search, display, and video across mobile and desktop, providing solutions to help all publishers drive revenue. Header bidding, also known as advance or pre-bidding, is a technology wherein publishers simultaneously offer their inventory to multiple ad exchanges, advertisers, and agencies. The idea is that by letting various buyers bid on the same inventory at the same time, in real-time, there’s more competition driving up the auction pressure and a chance to serve each impression at a higher Cost Per Mille rate (“CPM rate”), meaning capturing additional revenue. AdFlare has a track record of delivering over 1 billion ad impressions a month and increasing Google AdX over Google AdSense CPM by over 30%, with an average fill rate of 99.9% in the US market.

The table below represents the Goodwill recorded based on management’s preliminary assessment of the Acquisition Date fair value of the assets acquired and liabilities assumed:

Description	Book Value, $
Consideration or purchase price	1,500,000
Total net assets of AdFlare	-
Goodwill recorded	$1,500,000

Consolidation of EvaMedia income statement from the Acquisition Date to December 31, 2022:

Description	Value, $
Sales	-
Operating expenses
Professional fees	-
General and administrative	-
Media traffic purchase	-
Goodwill impairment	1,500,000
Net loss	1,500,000

Rounding Error

Due to rounding, numbers presented in the financial statements for the period ending December 31, 2024, and 2023, and throughout the report, may not add up precisely to the totals provided, and percentages may not reflect the absolute figures.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (continued)

Reverse Capitalization

On September 28, 2021 (the ‘Acquisition Date’), the Company merged into EvaMedia Corp. (‘EvaMedia). Upon completion of the reverse merger, the Company acquired all issued and outstanding shares of EvaMedia’s capital stock. As a result, the Company issued 27,548,044 (110,192,177 pre-split) shares of the Company’s common stock to shareholders of EvaMedia, and immediately following the Acquisition, 27,792,381 (111,169,525 pre-split) shares of common stock were issued and outstanding. As a result, EvaMedia’s shareholders control 99.12% of issued and outstanding shares of the Company on a fully diluted basis. Following the Acquisition, David Boulette of EvaMedia became the company’s CEO, director, and controlling shareholder. He appointed two additional board members from EvaMedia, Phil Aspin and Darly Walser. Terry Fields remained the only board member of the company.

We determine EvaMedia an accounting acquirer based on the following facts: (i) after the reverse merger, former shareholders of EvaMedia held a majority of the voting interest of the combined company; (ii) former Board of Directors of EvaMedia possess majority control of the Board of Directors of the combined company; (iii) members of the management of EvaMedia are responsible for the management of the combined company. As such, we have treated the financial statements of EvaMedia as the historical financial statements of the combined company, and (iv) EvaMedia’s relative size measured in assets and revenues is significantly larger than that of the Company.

We have identified the Company as the legal acquirer, as it is the entity that issued securities. Comparatively, we have identified EvaMedia as the legal acquiree, the entity whose equity interests are acquired.

After the SEC’s order on BF Borgers CPA in May 2024, the Company reevaluated the significant transaction as reverse capitalization instead of a reverse acquisition. On September 28, 2021 (the ‘Acquisition Date’), the Company entered a reverse capitalization transaction (Acquisition) with EvaMedia Corp. (EvaMedia). As per SEC 7050 – Reverse Mergers, A reverse recapitalization is a transaction in which a shell company (as defined in Exchange Act Rule 12b-2) issues its equity interests to effect the acquisition of an operating company. Reverse recapitalization is accounted for as a capital transaction equivalent to the operating company (i.e., the accounting acquirer, EvaMedia) issuing its equity for the net assets of the shell company (the Company), followed by recapitalization. A reverse recapitalization is not accounted for as a business combination because the shell company is not a business. Since reverse recapitalization is not accounted for as a business combination, no goodwill would be recorded because of the reverse recapitalization transaction. Therefore, we have eliminated goodwill of $2,010,606 as of December 31, 2024. Rather, any excess of the fair value of the shares issued by the operating company over the value of the net monetary assets of the shell company is recognized as a reduction to equity. In a reverse recapitalization, the legal acquirer/issuer is a shell company, the Company.